Financial instruments by category (Tables)	12 Months Ended
Jun. 30, 2026
Financial instruments by category
Schedule of changes in level 3 financial intrument
	Investments in financial assets - Others	Total
Balances at June 30, 2024	47	47
Loss for the year (i)	(47)	(47)
Balances at June 30, 2025	-	-
Gain for the year (i)	648	648
Balances at June 30, 2026	648	648

Schedule of financial assets and financial liabilities
	Financial assets at amortized cost	Financial assets at fair value through profit or loss			Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 2	Level 3
June 30, 2026
Assets as per Statements of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 15)	171,801	-	-	-	171,801	47,841	219,642
Investments in financial assets:
- Public companies’ securities	-	35,093	-	-	35,093	-	35,093
- Mutual funds	-	325,676	-	-	325,676	-	325,676
- Bonds	-	80,552	-	-	80,552	-	80,552
- Others	4,771	5,068	36,567	648	47,054	-	47,054
Derivative financial instruments:
- Bond futures	-	17	-	-	17	-	17
Cash and cash equivalents:
- Cash at bank and on hand	44,577	-	-	-	44,577	-	44,577
- Short-term investments	-	68,415	-	-	68,415	-	68,415
Total assets	221,149	514,821	36,567	648	773,185	47,841	821,026
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss			Subtotal financial liabilities	Non-financial liabilities	Total
		Level 1	Level 2	Level 3
June 30, 2026
Liabilities as per Statements of Financial Position
Trade and other payables (Note 18)	98,114	-	-	-	98,114	157,835	255,949
Borrowings (Note 20)	1,006,699	-	-	-	1,006,699	-	1,006,699
Lease liabilities (Note 13)	13,442	-	-	-	13,442	-	13,442
Total liabilities	1,118,255	-	-	-	1,118,255	157,835	1,276,090
	Financial assets at amortized cost	Financial assets at fair value through profit or loss		Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 2
June 30, 2025
Assets as per Statements of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 15)	188,393	-	-	188,393	35,389	223,782
Investments in financial assets:
- Public companies’ securities	-	47,149	-	47,149	-	47,149
- Mutual funds	-	176,590	-	176,590	-	176,590
- Bonds	-	74,521	-	74,521	-	74,521
- Others	7,225	5,091	18,390	30,706	-	30,706
Cash and cash equivalents:
- Cash at bank and on hand	223,921	-	-	223,921	-	223,921
- Short-term investments	-	12,218	-	12,218	-	12,218
Total assets	419,539	315,569	18,390	753,498	35,389	788,887
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss		Subtotal financial liabilities	Non-financial liabilities	Total
		Level 1	Level 2
June 30, 2025
Liabilities as per Statements of Financial Position
Trade and other payables (Note 18)	81,403	-	-	81,403	161,436	242,839
Borrowings (Note 20)	864,225	-	-	864,225	-	864,225
Lease liabilities (Note 13)	11,247	-	-	11,247	-	11,247
Derivative financial instruments:
- Foreign-currency future contracts	-	27	-	27	-	27
- Bond futures	-	38	-	38	-	38
Total liabilities	956,875	65	-	956,940	161,436	1,118,376

Schedule of recognized book value of financial instruments
	06.30.2026			06.30.2025
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	183,780	(11,979)	171,801	218,596	(30,203)	188,393
Financial liabilities
Trade and other payables	(110,093)	11,979	(98,114)	(111,606)	30,203	(81,403)

Schedule of income, expense, gains and losses on financial instruments
	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2026
Interest income	10,139	-	10,139
Interest expense	(78,015)	-	(78,015)
Interest expense on lease liabilities	(665)	-	(665)
Foreign exchange gains, net	89,908	-	89,908
Loss from repurchase of NCN	(42)	-	(42)
Fair value gain on financial assets at fair value through profit or loss	-	50,166	50,166
Interest and allowances generated by operating credits	2,956	-	2,956
Gain from derivative financial instruments, net	-	9,973	9,973
Other finance costs	(15,848)	-	(15,848)
Total financial instruments (i)	8,433	60,139	68,572
	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2025
Interest income	8,599	-	8,599
Interest expense	(51,719)	-	(51,719)
Interest expense on lease liabilities	(912)	-	(912)
Foreign exchange gains, net	18,569	-	18,569
Gain from repurchase of NCN	512	-	512
Fair value gain on financial assets at fair value through profit or loss	-	79,569	79,569
Interest and allowances generated by operating credits	2,147	-	2,147
Gain from derivative financial instruments, net	-	139	139
Other finance costs	(15,472)	-	(15,472)
Total financial instruments (i)	(38,276)	79,708	41,432
	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2024
Interest income	63,101	-	63,101
Interest expense	(73,184)	-	(73,184)
Interest expense on lease liabilities	(1,955)	-	(1,955)
Foreign exchange gains, net	27,904	-	27,904
Loss from repurchase of NCN	(337)	-	(337)
Fair value gain on financial assets at fair value through profit or loss	-	177,832	177,832
Interest and allowances generated by operating credits	3,519	-	3,519
Loss from derivative financial instruments, net	-	(2,583)	(2,583)
Other finance costs	(22,122)	-	(22,122)
Total financial instruments (i)	(3,074)	175,249	172,175

Schedule of range of valuation models for the measurement of Level 2 and Level 3 instruments
Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Purchase option - Warrant (Others)	Black & Scholes without dilution	Underlying asset price and historical volatility	Level 3	-